NATURE OF THE ORGANIZATION, LIQUIDITY, AND BUSINESS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2021	Apr. 19, 2021
Subsequent Event [Line Items]
Accumulated deficit	$ 109,558,758		$ 109,558,758		$ 89,842,833	$ 78,570,146
Working capital surplus	502,000		502,000
Loss from operations	3,555,263	$ 461,588	18,609,919	$ 1,280,577	2,752,076	8,432,005
Non-cash stock-based compensation			17,003,231	441,145	691,701	1,658,524
Negative cash flows from operations			1,555,530	$ 869,084	1,964,265	6,918,734
Proceeds from additional Issuance of debt			2,100,000		3,500,000
Outstanding debt and other liabilities	14,700,000		14,700,000		14,700,000
Debtor-in-Possession Financing, Amount Arranged	1,189,413		1,189,413		1,189,413
Proceeds from debt financings			3,848,548		3,848,548
Cash	$ 1,759,080		$ 1,759,080		$ 3,064,610	$ 1,664
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash							$ 1,586,414	$ 2,455,935